Note 9 - Net Loss Per Share - Basic and Diluted Net Loss Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018
Net loss attributable to BeyondSpring Inc.—basic and diluted	$ (7,293)	$ (13,656)	$ (13,656)
Weighted average number of ordinary shares outstanding —basic and diluted (in shares)	23,029,362	22,211,762	22,211,762
Net loss per share —basic and diluted (in dollars per share)	$ (0.32)	$ (0.61)	$ (0.61)